Revenue - Schedule of Remaining Performance Obligations (Details)	Dec. 31, 2022 USD ($)
Estimated remaining performance obligation	$ 310,000
Year 2023
Estimated remaining performance obligation	279,000
Year 2024
Estimated remaining performance obligation	$ 31,000